Acquisitions	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
ACQUISITIONS	Acquisitions
Answers Holdings, Inc.
On May 4, 2022, we acquired the assets of Answers Holdings, Inc. and its subsidiaries ("Answers") for total cash consideration of $4.6 million. The results of Answers' operations from the date of acquisition have been included in our consolidated financial statements within the Owned and Operated Advertising segment.
The allocation of the total purchase consideration for this acquisition was as follows (in thousands):

Working capital	$32
Trademark - 10 years estimated useful life	1,100
Goodwill	3,500
Net assets acquired	$4,632
The goodwill arising from the acquisition consists largely of the expected synergies from combining operations, and is deductible for tax purposes over 15 years. We incurred $0.1 million in transaction costs related to the acquisition.
NextGen Shopping, Inc.
On March 4, 2022, we acquired NextGen Shopping, Inc. (“CouponFollow”) for total cash consideration of $75.1 million, of which $16.4 million was deferred, $5.6 million was held-back, and $25.5 million related to the fair value of 2.0 million shares of Class A common stock issued. The fair value of the shares of Class A common stock was determined by utilizing the closing price per share on March 3, 2022, and a discount rate of 7.5%, as the shares were not immediately available for sale upon issuance, and this restriction was deemed to be a function of the security characteristics. The deferred consideration of $16.4 million was paid subsequent to the acquisition. The held-back consideration amount became payable eighteen months subsequent to the acquisition date, subject to our satisfaction of any potential post-closing purchase price adjustments and indemnification claims. The cash payment included the transaction costs of $3.1 million that we paid on behalf of CouponFollow in connection with the closing of the transaction. The results of CouponFollow’s operations from the date of acquisition have been included in our consolidated financial statements within the Owned and Operated Advertising segment.
In conjunction with this acquisition, we also committed to pay postcombination compensation of $8.5 million which is payable in cash and subject to continued services from certain individuals of CouponFollow. Separately, in conjunction with the acquisition, we entered into the CouponFollow Incentive Plan. On September 6, 2023, in connection with entering into the Senior Unsecured Promissory Note (the “Promissory Note”) with the seller and current employee of ours ("Lender") (see Note 12, Related-Party Transactions), the parties made certain modifications to the CouponFollow Incentive Plan (see Note 18, Stock-Based Compensation).
The allocation of the total purchase consideration for this acquisition was as follows (in thousands):

Assets acquired and liabilities assumed:
Cash and cash equivalents	$21,232
Accounts receivable	5,860
Other current assets	446
Accounts payable	(116)
Accrued expenses and other current liabilities	(118)
Income tax payable	(197)
Deferred tax liabilities	(10,895)
Trademark - 10 years estimated useful life	38,100
Software - 4 years estimated useful life	4,100
Goodwill	42,175
Net assets acquired	$100,587
The goodwill is not deductible for tax purposes. We incurred $0.8 million in transaction costs related to the acquisition.
RoadWarrior, LLC
On February 9, 2022, we acquired the assets of RoadWarrior, LLC (“RoadWarrior”) for total cash consideration of $19.6 million. The results of RoadWarrior's operations from the date of acquisition have been included in our consolidated financial statements within the Owned and Operated Advertising segment.
The allocation of the total purchase consideration for this acquisition was as follows (in thousands):

Assets acquired and liabilities assumed:
Working capital	$155
Trademark - 10 years estimated useful life	2,200
Software - 4 years estimated useful life	1,000
Customer relationships - 3 years estimated useful life	1,300
Goodwill	14,981
Net assets acquired	$19,636
The goodwill arising from the acquisition consists largely of the expected synergies from combining operations as well as the value of the workforce. The goodwill is deductible for tax purposes over 15 years. We incurred $0.3 million in transaction costs related to the acquisition.
Unaudited Pro Forma Information
The unaudited pro forma information reflects adjustments for additional amortization resulting from the fair value adjustments to assets acquired and liabilities assumed, adjustments for alignment of accounting policies, adjustments for transaction expenses, adjustments for certain stock-based compensation and equity related expenses incurred as a result of the transaction and the resulting tax effects, as if the Merger and acquisitions of Answers, CouponFollow and RoadWarrior occurred January 1, 2021. The pro forma results do not include any anticipated cost synergies or other effects of the merged companies. Accordingly, pro forma amounts are not necessarily indicative of the results that actually would have occurred had the acquisitions been completed on the dates indicated, nor is it indicative of the future operating results of the combined company. The following table provides unaudited pro forma information as if the 2022 acquisitions occurred as of January 1, 2021 (in thousands).

Year Ended December 31, 2022 (Successor)
Pro forma revenue	$682,161
Pro forma net loss	$(366,278)